Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2021
Subsequent Event [member]
Statement [LineItems]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from July 1 to September 24, 2021, the Mexican Government made the following contributions to Petróleos Mexicanos through the Ministry of Energy in order to support the construction of the Dos Bocas Refinery:

Date	Amount
July 5	Ps.	4,000,000
July 22		3,780,000
August 2		32,596,000
August 9		1,500,000
August 17		1,500,000
August 25		2,000,000
August 31		4,000,000

Tota l	Ps.	49,376,000